Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events

16. Subsequent Events

On February 28, 2014, the Company invested US$ 2,224,999 in PPDAI Group Inc., by subscribing and purchasing Series B Preferred Shares, representing 2.62% of the investee’s issued share capital. PPDAI Group Inc. is primarily engaged in the P2P internet lending business.

On March 20, 2014, Noah Financial Express (Wuhu) Microfinance Co., Ltd., one of the Company’s subsidiaries, obtained an RMB denominated credit facility of RMB 50 million from a PRC bank to facilitate its small short-term loan business.